Note 16	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Disclosure of Investments In Subsidiaries Joint Ventures And Associates [Text Block]	Investments in joint ventures and associates Joint ventures and associates
The breakdown of the balance of “Investments in joint ventures and associates” in the accompanying consolidated balance sheets is as follows:

Joint ventures and associates. Breakdown by entities (Millions of Euros)
	2021	2020	2019
Joint ventures
Altura Markets, S.V., S.A.	76	77	73
RCI Colombia	40	36	37
Desarrollo Metropolitanos del Sur, S.L.	18	17	14
Other	18	19	30
Subtotal	152	149	154
Associates
Divarian Propiedad, S.A.U.	—	567	630
Metrovacesa, S.A.	259	285	443
BBVA Allianz Seguros y Reaseguros, S.A.	254	250	—
ATOM Bank PLC	77	64	136
Solarisbank AG	61	39	36
Cofides	28	25	23
Redsys servicios de procesamiento, S.L.	19	14	14
Servicios Electrónicos Globales S.A. de CV	15	11	11
Other	35	33	41
Subtotal	749	1,288	1,334
Total	900	1,437	1,488

Details of the joint ventures and associates as of December 31, 2021 are shown in Appendix II.
The following is a summary of the changes in the years ended December 31, 2021, 2020 and 2019 under this heading in the accompanying consolidated balance sheets:

Joint ventures and associates. Changes in the year (Millions of Euros)
	Notes	2021	2020	2019
Balance at the beginning		1,437	1,488	1,578
Acquisitions and capital increases		22	257	161
Disposals and capital reductions		(1)	(47)	(149)
Transfers and changes of consolidation method		(559)	(7)	(27)
Share of profit and loss	39	1	(39)	(42)
Exchange differences		9	(27)	10
Dividends, valuation adjustments and others		(9)	(188)	(43)
Balance at the end		900	1,437	1,488
During the year 2021, the most significant changes in the heading “Investment in joint ventures and associates” correspond to the reclassification of the 20% stake in Divarian Property, S.A.U. under the heading "Non-current assets and disposal groups classified as held for sale" in July 2021 and their subsequent sale in October 2021 (see Note 21).
During the year 2020, the most significant changes in the heading “Investments in joint ventures and associates” correspond to changes in the valuation of Metrovacesa and BBVA Allianz Seguros y Reaseguros, S.A.
During the year 2019, there was no significant change in the heading “Investment in joint ventures and associates”.
Appendix III provides notifications on acquisitions and disposals of holdings in subsidiaries, joint ventures and associates, in compliance with article 155 of the Corporations Act and article 125 of the Securities Market Act 4/2015.Other information about associates and joint ventures
If these entities had been consolidated rather than accounted for using the equity method, the change in each of the lines of balance sheet and the consolidated income statement would not be significant.
As of December 31, 2021, 2020 and 2019 there was no financial support agreement or other contractual commitment to associates and joint ventures entities from the holding or the subsidiaries that are not recognized in the financial statements (see Note 53.2).
As of December 31, 2021, 2020 and 2019 there was no contingent liability in connection with the investments in joint ventures and associates (see Note 53.2).
ImpairmentAs required by IAS 36, the book value of the associates and joint venture entities has been compared with their recoverable amount, with the latter being calculated as the higher between the value in use and the fair value minus the cost of sale. For the year ended December 31, 2021, there was no impairment recorded in the Group’s consolidated income statement. For the year ended December 31, 2020, €190 million were recorded due to impairment and for the year ended December 31, 2019, €46 million (see Note 48).